Goodwill and Other Intangible Assets - Schedule of Information Regarding Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Goodwill And Intangible Assets Net [Line Items]
Gross carrying amount	$ 828,494	$ 828,241
Accumulated amortization	(427,171)	(379,847)
Net	401,323	448,394
Trademarks [Member]
Goodwill And Intangible Assets Net [Line Items]
Gross carrying amount	261,480	261,480
Accumulated amortization
Net	261,480	261,480
School relationships [Member]
Goodwill And Intangible Assets Net [Line Items]
Estimated useful life, in years	10 years
Gross carrying amount	330,000	330,000
Accumulated amortization	(311,034)	(278,161)
Net	18,966	51,839
Internally developed software [Member]
Goodwill And Intangible Assets Net [Line Items]
Gross carrying amount	8,600	9,800
Accumulated amortization	(8,600)	(9,800)
Net	0	0
Internally developed software [Member] | Minimum [Member]
Goodwill And Intangible Assets Net [Line Items]
Estimated useful life, in years	2 years
Internally developed software [Member] | Maximum [Member]
Goodwill And Intangible Assets Net [Line Items]
Estimated useful life, in years	5 years
Patented/unpatented technology [Member]
Goodwill And Intangible Assets Net [Line Items]
Estimated useful life, in years	3 years
Gross carrying amount	14,767	12,692
Accumulated amortization	(12,102)	(11,670)
Net	2,665	1,022
Customer relationships [Member]
Goodwill And Intangible Assets Net [Line Items]
Gross carrying amount	159,969	158,339
Accumulated amortization	(61,167)	(48,811)
Net	98,802	109,528
Customer relationships [Member] | Minimum [Member]
Goodwill And Intangible Assets Net [Line Items]
Estimated useful life, in years	4 years
Customer relationships [Member] | Maximum [Member]
Goodwill And Intangible Assets Net [Line Items]
Estimated useful life, in years	40 years
Trademarks (definite lived) [Member]
Goodwill And Intangible Assets Net [Line Items]
Estimated useful life, in years	20 years
Gross carrying amount	489	471
Accumulated amortization	(65)	(32)
Net	424	439
Restrictive covenants [Member]
Goodwill And Intangible Assets Net [Line Items]
Gross carrying amount	53,189	55,459
Accumulated amortization	(34,203)	(31,373)
Net	18,986	24,086
Restrictive covenants [Member] | Minimum [Member]
Goodwill And Intangible Assets Net [Line Items]
Estimated useful life, in years	3 years
Restrictive covenants [Member] | Maximum [Member]
Goodwill And Intangible Assets Net [Line Items]
Estimated useful life, in years	10 years
Intangible Assets Excluding Trademarks [Member]
Goodwill And Intangible Assets Net [Line Items]
Gross carrying amount	567,014	566,761
Accumulated amortization	(427,171)	(379,847)
Net	$ 139,843	$ 186,914